Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Attributable To Parent [Abstract]
Schedule of preferred stock outstanding
Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $383	$1,358
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $100	480
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
704,200 shares issued and outstanding (net of $1,374 in issuance costs), liquidation preference of $7,042 plus accrued PIK dividends of $213; cumulative
imputed dividends and beneficial conversion feature of $1,528	7,196
Series E Preferred, $0.001 par value per share, 2,000,000 shares designated,
409,000 shares issued and outstanding (net of $875 in issuance costs), liquidation preference of $4,090 plus acrued PIK dividends of $76; cumulative
imputed dividends of $27	3,242

Total convertible preferred stock	$12,276

Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $363	$1,338
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $92	472
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
704,200 shares issued and outstanding (net of $1,374 in issuance costs),
liquidation preference of $7,042 plus accrued PIK dividends of $213; cumulative	7,168
impued dividends and beneficial convesion feature of $1,500
Series E Preferred, $0.001 par value per share, 2,000,000 shares designated,
409,000 shares issued and outstanding (net of $875 in issuance costs);
liquidation preference of $4,090 plus accrued PIK dividends of $76	3,215

Total convertible preferred stock	$12,193

Schedule of outstanding common stock warrants
				Total		Weighted
				Warrants	Total		Average
	Date		Strike	Outstanding	Exercise		Exercise
	Issued	Expiration	Price	and Exercisable	Price		Price

Senior Subordinated Notes	Dec-09	Dec-14	$3.62	138,260	$500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12	Dec-17	1.10	704,200	774,620
Common Stock Investor Warrants *	Aug-13	Aug-18	0.50	1,463,667	731,834
Placement Agent Warrants - Common Stock *	Aug-13	Aug-18	0.50	292,733	146,367
Placement Agent Preferred Stock - Class E	Nov-13	Nov-18	0.55	818,000	449,900

				3,555,120	$3,202,720		$ 0.90
* warrants classified as liabilities

						Total		Weighted
						Warrants	Total	Average
		Date			Strike	Outstanding	Exercise	Exercise
		Issued		Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes		Dec-09		Dec-14	$3.62	138,260	$500,000
Senior Subordinated Notes		Dec-09		Dec-14	4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12		Dec-17		0.71	704,200	499,982
Common Stock Investor Warrants *		Aug-13		Aug-18	0.50	1,463,667	731,834
Placement Agent Warrants - Common Stock *		Aug-13		Aug-18	0.50	292,733	146,367
Placement Agent Preferred Stock - Class E		Nov-13		Nov-18	0.55	818,000	449,900

						3,555,120	$2,928,082	$ 0.82
* warrants classified as liabilities